Earnings/(Loss) Per Share - Disclosure of Diluted Earnings/(Loss) Per Share (Details) - R / shares shares in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Weighted average number of ordinary shares in issue (in shares)	621,849	619,437	617,597
Potential ordinary shares (in shares)	6,851	10,256	2,877
Weighted average number of ordinary shares for diluted earnings per share (in shares)	628,700	629,693	620,474
Total diluted earnings/(loss) per share (in rand per share)	R 22.88	R 13.64	R 7.77